Revenue and Other Income	12 Months Ended
Jan. 31, 2020
Revenue And Other Income
Revenue and Other Income

5	Revenue and Other Income

Revenue from continuing operations

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Gross revenue	93,302	120,278	145,452
Rebates	(3,237)	(8,358)	(14,064)
	90,065	111,920	131,388
Sale of goods by channel
- Retail	42,576	50,443	53,150
- Wholesale	15,553	29,394	45,901
- Online	31,936	32,083	32,234
	90,065	111,920	131,285
Other income	-	-	103
	90,065	111,920	131,388
Sales of goods by geography
- New Zealand	33,786	40,703	46,665
- Australia	24,365	32,065	38,208
- United States	30,863	34,156	32,323
- Europe	1,051	4,996	14,192
	90,065	111,920	131,388

Disaggregation of revenue

The Group derives its revenue from the transfer of goods at a point in time. The table above provides a breakdown of revenue by major business line. The categories above depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic data. As disclosed in Note 11, the Group has seven operating segments.

Other income relates to non-recurring advisory, management and design services provided to other third-party intimates apparel brand owners.